Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 201	$ 432
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	107	19
Hedged interest expense [member] | Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	97	21
Ineffective Hedge [Member] | Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Gain (loss) on Hedge Ineffectiveness	10	0
Early redemption of debt securities [member] | Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 0	$ (2)